Material Accounting Policy Information (Details)	12 Months Ended
Dec. 31, 2023
Senior Secured [Member]
Material Accounting Policy Information [Line Items]
Senior secured cost percentage	6.50%
Senior Secured 1 [Member]
Material Accounting Policy Information [Line Items]
Senior secured cost percentage	4.875%
Senior Secured 2 [Member]
Material Accounting Policy Information [Line Items]
Senior secured cost percentage	5.625%